UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

            (Address of principal executive offices)                (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment TEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

PMF Fund, L.P.

Dear PMF Partners:

We would like to thank our investors for your patience and support as we continue pursuing the objectives of the PMF Fund, L.P. (the “Fund”)1. In this letter we will provide a review of the Fund’s performance for the year, briefly review the restructuring that was put in place in March of 2014, and lastly, provide a status on liquidation.

Private Equity Portfolio Performance since Inception

The Fund returned 3.02% in 2015, which outpaced the 60/40 Portfolio and HFRI FOF Composite Index by 1.53% and 3.36%, respectively. The year’s positive performance was driven by the second and third quarters with marks of 3.42% and 2.84%, respectively.

The Private Equity asset class was the primary driver of performance during the summer months, as well as for the year. The returns were a result of positive Initial Public Offering (“IPO”) activity as well as numerous markups from the venture capital, growth equity, and buyout sub asset classes. The Private Equity asset class added 5.22% to the overall portfolio in 2015 (as a reminder, performance contribution is calculated by multiplying the return of the asset class by its allocation within the portfolio). As investors might expect given the volatility across commodities and the energy sector, the Energy asset class was the largest detractor during the year at -1.91%.

1 The assets represented above were previously held by The Endowment Fund and were allocated to the PMF Fund on its inception date of April 1, 2014.

Source: Endowment Advisers, L.P., December 2015 Past performance is not indicative of future results. Performance is based on total return.

Fund Split and Liquidation Update

As you may recall, your interest in The Endowment Fund was moved to the PMF Fund effective as of April 1, 2014 after successful completion of the Investor Choice Plan (the “Plan”). As of the effective date of the split, the PMF Fund had over 6,000 investors and a total Net Asset Value (“NAV”) of approximately $1.72 billion. The Fund’s investment objective is to preserve portfolio value while prioritizing liquidity to investors over active management until the portfolio is fully liquidated. In doing so, the Fund has distributed more than $860 million to PMF investors since the split, which exceeds 50% of the 3/31/14 NAV. Distributions in 2015 totaled approximately $248 million or 14% of the original NAV.

The Fund will continue working to generate distributions for investors in 2016 under the terms of the Plan. The liquid hedge fund portfolio has been liquidated with the exception of a single fund. We anticipate receiving all remaining capital from this fund prior to year end 2016. In addition, we are happy to report that the Fund’s illiquid portfolio was cash flow positive in 2015 and since the execution of the Plan, meaning it generated distributions in excess of capital calls. It is important to note that we expect a tapering of future distributions to investors as the Fund becomes increasingly illiquid and relies more heavily on private equity investments for cash generation. We appreciate your patience as the Fund passes liquidity through to investors as soon as it becomes available and thank you for your continued support. If you have any questions, please do not hesitate to call our service desk at 1-800-725-9456.

Kindest Regards,

Endowment Advisers, L.P.2

2 This letter is provided solely for informational purposes and is exclusively intended for use by existing Fund investors and/or pre-qualified prospective Fund investors with whom the Fund or an authorized intermediary acting on behalf of the Fund has a pre-existing substantive relationship. No other distribution or use of this newsletter has been authorized. Neither this letter nor the information contained therein constitutes an offer to sell or a solicitation of any offer to buy any securities. Any offering or solicitation will be made only to eligible investors and pursuant to the current version of the applicable Private Placement Memorandum and other governing documents, all of which must be read in their entirety.

Report of Independent Registered Public Accounting Firm

The Partners and Board of Directors

PMF TEI Fund, L.P.:

We have audited the accompanying statement of assets, liabilities and partners’ capital of PMF TEI Fund, L.P. (the “TEI Fund”) as of December 31, 2015, and the related statements of operations and cash flows for the year then ended, and the statements of changes in partners’ capital and the financial highlights for the year then ended and the period from March 31, 2014 (commencement of operations) through December 31, 2014. These financial statements and financial highlights are the responsibility of the TEI Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TEI Fund as of December 31, 2015, and the results of its operations and cash flows for the year then ended, and the changes in its partners’ capital and the financial highlights for the year then ended and the period from March 31, 2014 through December 31, 2014 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

February 29, 2016

PMF TEI FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

December 31, 2015

Assets
Investment in the Offshore Fund, at fair value	$308,494,668
Receivable from the Offshore Fund	8,522,064

Total assets	317,016,732

Liabilities and Partners’ Capital
Withdrawals payable	8,522,064
Servicing Fees payable	322,697
Accounts payable and accrued expenses	272,268

Total liabilities	9,117,029

Partners’ capital	307,899,703

Total liabilities and partners’ capital	$317,016,732

See accompanying notes to financial statements.

PMF TEI FUND, L.P.

(A Limited Partnership)

Statement of Operations

December 31, 2015

Net investment income allocated from the Offshore Fund:
Dividend income (net of witholding tax of $514)	$4,182,790
Interest income	140,902
Dividend income from affiliated investments	680,473
Expenses	(3,824,126)

Net investment income allocated from the Offshore Fund	1,180,039

Income of the TEI Fund:
Other income	59,157

Total income of the TEI Fund	59,157

Expenses of the TEI Fund:
Servicing Fees	1,640,120
Professional fees	184,649
Other expenses	124,433

Total expenses of the TEI Fund	1,949,202

Net investment loss of the TEI Fund	(710,006)

Net realized and unrealized gain (loss) from investments
Net realized gain from investments allocated from the Offshore Fund	31,506,887
Change in unrealized appreciation/depreciation from investments allocated from the Offshore Fund	(21,598,522)

Net realized and unrealized gain from investments	9,908,365

Net increase in partners’ capital resulting from operations	$9,198,359

See accompanying notes to financial statements.

PMF TEI FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

For the period from March 31, 2014 through December 31, 20141 and the year ended December 31, 2015

Partners’ capital at March 31, 2014	$—
Transfer of Interests from The Endowment Master Fund, L.P. (Note 1)	882,298,855
Withdrawals	(466,883,845)
Net increase in partners’ capital resulting from operations:
Net investment loss	(7,623,038)
Net realized gain from investments allocated from the Master Fund	45,461,499
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(11,735,300)
Realized loss from early liquidity offer	(65,781,745)

Net decrease in partners’ capital resulting from operations	(39,678,584)

Partners’ capital at December 31, 2014	$375,736,426

Contributions	65,889
Withdrawals	(77,100,971)
Net increase in partners’ capital resulting from operations:
Net investment loss	(710,006)
Net realized gain from investments allocated from the Master Fund	31,506,887
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(21,598,522)

Net increase in partners’ capital resulting from operations	9,198,359

Partners’ capital at December 31, 2015	$307,899,703

[1]	The PMF TEI Fund, L.P. commenced operations on March 31, 2014.

See accompanying notes to financial statements.

PMF TEI FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Year Ended December 31, 2015

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$9,198,359
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Offshore Fund	(9,908,365)
Net investment income allocated from the Offshore Fund	(1,180,039)
Subscriptions into the Offshore Fund	(65,889)
Redemptions from the Offshore Fund	79,258,536
Change in operating assets and liabilities:
Receivable from the Offshore Fund	7,912,147
Servicing Fees payable	(173,444)
Accounts payable and accrued expenses	(94,076)

Net cash provided by operating activities	84,947,229

Cash flows from financing activities:
Contributions	65,889
Withdrawals	(85,013,118)

Net cash used in financing activities	(84,947,229)

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—

Cash and cash equivalents at end of year	$—

See accompanying notes to financial statements.

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

December 31, 2015

(1) ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 31, 2014, as a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investments funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from The Endowment Master Fund, L.P. (the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with a total fair value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920. Partners in four feeder funds to the Legacy Master Fund elected to transfer $882,298,855 of Interests to the TEI Fund.

The TEI Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on December 31, 2015, was 31.02%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d) INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g) INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the tax years ended December 31, 2014 and December 31, 2015, and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the year ended December 31, 2015, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

(h) USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Interests of the TEI Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the TEI Fund will generally not otherwise be offered or sold.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the TEI Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of December 31, 2015, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The TEI Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.50% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears, for the six quarters following March 31, 2014, and 0.40% (on an annualized basis) for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive a Servicing Fee.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the year ended December 31, 2015, $1,640,120 was incurred for Servicing Fees.

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

(9) FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2015	For the Period March 31, 2014 Through December 31, 2014[1]
Net investment loss to average partners’ capital[2]	(0.21)%	(2.11)%
Expenses to average partners’ capital[2]	1.71%	3.10%
Portfolio Turnover[3]	8.38%	5.28%
Internal rate of return since inception[4]	(5.14)%	(9.73)%
Total return[5]	2.61%	(2.43)%
Partners’ capital, end of period (000’s)	$307,900	$375,736

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The PMF TEI Fund, L.P. commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore Fund and the Master Fund. These ratios have been annualized for periods less than twelve months.

3

The TEI Fund is invested exclusively in the Offshore Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.

4

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of December 31, 2015 (the residual value). The IRR reported is for the PMF TEI Fund as a whole, which includes the early liquidity discount that was specifically allocated only to those investors that did not elect the PMF TEI Fund option but instead elected to be fully redeemed for cash pursuant to the March 31, 2014 tender offer. The IRR for investors who remained invested in the PMF TEI Fund is 4.60%. The IRR reported for the Master Fund is 5.05%.

5	The total return of the TEI Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

(10) SUBSEQUENT EVENTS

Management of the TEI Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2015.

PMF TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information

December 31, 2015

(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $12,500 paid quarterly, an annual Board meeting fee of $4,500, a fee of $1,000 for each informal Board meeting, a fee of $500 for each telephonic Board meeting, annual fees of $625, $625, and $833 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $3,000, $4,000 and $3,000 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the Lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, his full name, address and age, the position held with the Fund, the length of time served in that position, his principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer (unless otherwise noted) is c/o The Endowment PMF Fund, 4265 San Felipe, Suite 800, Houston, Texas 77027.

Interested Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Blaisdell[1] Year of birth: 1960	Director, Principal Executive Officer (Since 2004)	Managing Director of Salient, since 2002.	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative Strategies Funds (investment companies) (two funds) since 2010; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012.

PMF TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jeffrey R. Keay[1] Year of birth: 1974 Address: c/o HarbourVest Partners, LLC One Financial Center, 44th Floor Boston, MA 02111	Director, (Since 2014)	Managing Director, HarbourVest Partners, LLC (private equity).	The Endowment PMF Master Fund (1)	None
Jeffrey D. Young[1] Year of birth: 1967 Address: c/o Origami Capital Partners, LLC 191 North Wacker Drive Suite 2350 Chicago, IL 60606	Director, (Since 2014)	Partner, Origami Capital Partners, LLC (investment adviser).	The Endowment PMF Master Fund (1)	None

1

This person’s status as an “interested” director arises from his affiliation with Salient Partners, L.P., which itself is an affiliate of the Master Fund, PMF Fund, L.P., PMF TEI Fund, L.P., and the Adviser.

PMF TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan P. Carroll Year of birth: 1961	Director (Since 2004)	President, Lazarus Financial LLC (holding company) since 2006; President and CEO of Blue Dolphin Energy Company since 2012; private investor for the past five years.	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative
Strategies Funds
(investment
companies) (two
funds) since 2010;
Salient MF Trust
(investment
company) (four
funds) since 2012;
Salient Midstream
& MLP Fund
(investment
company) since
2012; LRR
Energy, L.P.
(energy company)
since 2014; Blue
Dolphin Energy
Company
(BDCO) (energy
company), since
2014.
Richard C. Johnson Year of birth: 1937	Director (Since 2004)	Senior Counsel (retired) for Baker Botts LLP (law firm) since 2002; Managing Partner, Baker Botts, 1998 to 2002; practiced law at Baker Botts, 1966 to 2002 (1972 to 2002 as a partner).	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative Strategies Funds (investment companies) (two funds) since 2010; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012.

PMF TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
G. Edward Powell Year of birth: 1936	Director (Since 2004)	Principal of Mills & Stowell (private equity) since 2002. Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982 to 1994).	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative
Strategies Funds
(investment
companies) (two
funds) since 2010;
Salient MF Trust
(investment
company) (four
funds) since 2012;
Salient Midstream
& MLP Fund
(investment
company) since
2012; Energy
Services
International, Inc.,
since 2004;
Therapy Track,
LLC, since 2009;
Global Water
Technologies,
Inc.; Datavox
Holdings, Inc.;
Energy Services
International, Inc.,
2004 to 2013.
Scott E. Schwinger Year of birth: 1965	Director (Since 2004)	President, The McNair Group (management), since 2006; Senior Vice President and Chief Financial Officer, the Houston Texans (professional football team) (1999).	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative
Strategies Funds
(investment
companies) (two
funds) since 2010;
Salient MF Trust
(investment
company) (four
funds) since 2012;
Salient Midstream
& MLP Fund
(investment
company) since
2012; The Make-
A-Wish
Foundation, since
2008.

PMF TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Officers of the Fund Who Are Not Directors

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Paul Bachtold Year of birth: 1973	Chief Compliance Officer (“CCO”) (Since 2010).	CCO, Salient (since 2010); Consultant, Chicago Investment Group (compliance consulting), 2009-2010; US Compliance Manager, Barclays Global Investors, 2005-2008.
Christopher R. Arnold Year of birth: 1977	Treasurer; Principal Financial Officer (Since 2015).	Director of Fund Accounting, Salient (since 2010); Audit Manager, PricewaterhouseCoopers, LLP 2002-2009.
Jeremy Radcliffe Year of birth: 1974	Secretary (Since 2013).	Managing Director of Salient, since 2002.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2015.

Asset Class[1]	Fair Value	%
Energy	$164,727,059	17.3
Event-Driven	62,136,190	6.5
Global Macro and Trading	11,519,830	1.2
Private Equity	579,143,076	60.7
Real Estate	105,328,652	11.0
Relative Value	31,083,721	3.3

Total Investments	$953,938,528	100.0

1	The complete list of investments is included in the Schedule of Investments of the Master Fund, which is included elsewhere in this report.

PMF TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Form N-Q Filings

The TEI Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The TEI Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The TEI Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the year ended June 30, 2015 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

PMF TEI FUND, L.P.

(A Limited Partnership)

Privacy Policy (Unaudited)

The TEI Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the TEI Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the TEI Fund’s service providers, including the TEI Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the TEI Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

the

ENDOWMENT FUND

The Endowment PMF Master Fund, L.P.

Shareholder Report

December 31, 2015

This Page Intentionally Left Blank

Report of Independent Registered Public Accounting Firm

The Partners and Board of Directors

The Endowment PMF Master Fund, L.P.:

We have audited the accompanying statement of assets, liabilities and partners’ capital of The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), including the schedule of investments, as of December 31, 2015, and the related statements of operations and cash flows for the year then ended, and the statements of changes in partners’ capital and the financial highlights for the year then ended and the period from March 31, 2014 (commencement of operations) through December 31, 2014. These financial statements and financial highlights are the responsibility of the PMF Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with custodians and investees or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PMF Master Fund as of December 31, 2015, and the results of its operations and cash flows for the year ended, and the changes in its partners’ capital and the financial highlights for the year then ended and the period from March 31, 2014 through December 31, 2014 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

February 29, 2016

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

December 31, 2015

Assets
Investments in Investment Funds, at fair value (Cost $495,970,506)	$563,237,265
Investments in affiliated Investment Funds, at fair value (Cost $391,808,760)	390,701,263

Total investments	953,938,528
Cash and cash equivalents	68,356,260
Receivable from affiliate	133,533
Receivable from investments sold	1,416,715
Prepaids and other assets	48,968

Total assets	1,023,894,004

Liabilities and Partners’ Capital
Withdrawals payable	27,500,017
Investment Management Fees payable	1,036,659
Offshore withholding tax payable	13,432
Administration fees payable	267,750
Accounts payable and accrued expenses	397,316

Total liabilities	29,215,174

Partners’ capital	994,678,830

Total liabilities and partners’ capital	$1,023,894,004

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

December 31, 2015

	Shares	Fair Value	% of Partners’ Capital

Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
British Virgin Islands
Private Equity (0.06% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		$612,216

Total British Virgin Islands		612,216

Cayman Islands
Energy (2.65% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		18,436,954
Sentient Global Resources Fund IV, L.P.		7,998,270
Private Equity (24.72% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		191,918
CX Partners Fund Ltd(1)(2)		29,630,190
Gavea Investment Fund II A, L.P.		692,468
Gavea Investment Fund III A, L.P.(1)		7,712,669
Hillcrest Fund, L.P.(2)		7,464,271
India Asset Recovery Fund L.P.		191,033
J.C. Flowers III LP(1)		12,420,515
LC Fund IV, L.P.(1)(2)		22,285,659
New Horizon Capital III, L.P.(1)		25,404,198
Northstar Equity Partners III(1)		5,535,280
Orchid Asia IV, L.P.(1)		4,006,000
Reservoir Capital Partners (Cayman), L.P.		6,679,394
Tiger Global Private Investment Partners IV, L.P.(1)		8,712,701
Tiger Global Private Investment Partners V, L.P.(1)		19,941,138
Tiger Global Private Investment Partners VI, L.P.		12,246,684
Trustbridge Partners II, L.P.(1)		24,340,769
Trustbridge Partners III, L.P.(1)(2)		36,043,435
Trustbridge Partners IV, L.P.(1)		22,399,808
Real Estate (1.40% of Partners’ Capital)
Forum European Realty Income III, L.P.(1)		9,493,111
Phoenix Asia Real Estate Investments II, L.P.(1)		4,460,741

Total Cayman Islands		286,287,206

Guernsey
Private Equity (0.47% of Partners’ Capital)
Mid Europa Fund III LP(1)		4,642,749

Total Guernsey		4,642,749

United Kingdom
Private Equity (0.43% of Partners’ Capital)
Darwin Private Equity I L.P.(1)		4,287,328

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

December 31, 2015

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom (continued)
Real Estate (0.44% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.(1)		$867,925
Patron Capital, L.P. II(1)		291,008
Patron Capital, L.P. III		3,173,552

Total United Kingdom		8,619,813

United States
Energy (13.79% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.(1)		2,097,362
ArcLight Energy Partners Fund V, L.P.(1)		3,604,729
CamCap Resources, L.P.		13,024
EnCap Energy Capital Fund VII-B LP(1)		2,182,895
EnCap Energy Infrastructure TE Feeder, L.P.(1)(2)		2,564,049
Energy & Minerals Group Fund II, L.P.(1)		16,858,460
Intervale Capital Fund, L.P.(1)		4,383,465
Merit Energy Partners G, L.P.(1)		16,294,380
Midstream & Resources Follow-On Fund, L.P.(1)(2)		18,672,633
NGP Energy Technology Partners II, L.P.(1)		5,267,138
NGP IX Offshore Fund, L.P.(1)		8,281,244
NGP Midstream & Resources, L.P.(1)		12,435,463
Quantum Parallel Partners V, L.P.(2)		35,298,012
Tenaska Power Fund II-A, L.P.(1)(2)		9,203,767
Event-Driven (6.25% of Partners’ Capital)
BDCM Partners I, L.P.(2)		19,217,724
Credit Distressed Blue Line Fund, L.P.(3)		11,778,713
Fortelus Special Situations Fund LP(2)		3,041,847
Harbinger Capital Partners Fund I, L.P.(3)		22,590,602
Harbinger Capital Partners Fund II, L.P.		1,698,874
Harbinger Capital Partners Special Situations Fund, L.P.		1,878,293
Harbinger Class L Holdings (U.S.), LLC		59,759
Harbinger Class LS Holdings (U.S.) Trust	3,225	594,027
Harbinger Class PE Holdings (U.S.) Trust	4	812,763
Prospect Harbor Credit Partners LP		463,588
Global Macro and Trading (1.16% of Partners’ Capital)
Blueshift Energy Fund, LP(1)(2)		11,484,358
Passport Global Strategies III Ltd.(2)	629	35,472
Private Equity (32.51% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		2,750,763
Advent Latin American Private Equity Fund V-F L.P.		9,701,192

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

December 31, 2015

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (32.51% of Partners’ Capital) (continued)
BDCM Opportunity Fund II, L.P.(1)		$8,850,602
Black River Commodity Multi-Strategy Fund LLC(1)		112,219
Capital Royalty Partners LP(1)		750,786
Catterton Growth Partners, L.P.		14,990,173
CCM Small Cap Value Qualified Fund, L.P.(3)		331,307
Chrysalis Ventures III, L.P.		2,039,614
Crosslink Crossover Fund IV, L.P.		397,248
Crosslink Crossover Fund V, L.P.		2,793,526
Crosslink Crossover Fund VI, L.P.		17,269,823
Dace Ventures I, LP(2)		1,102,813
Fairhaven Capital Partners, L.P.		9,251,816
Founders Fund III, LP		22,599,468
Founders Fund IV, LP		27,409,610
Garrison Opportunity Fund II A LLC		9,955,000
Garrison Opportunity Fund LLC(2)		9,320,237
HealthCor Partners Fund, L.P.(2)		7,800,095
Highland Credit Strategies Liquidation Vehicle Onshore		1,526,207
Ithan Creek Partners, L.P.		6,690,050
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P.(1)		7,984,274
Middle East North Africa Opportunities Fund, L.P.(1)(3)	3,969	361,769
Monomoy Capital Partners II, L.P.		9,046,815
Monomoy Capital Partners, L.P.		1,392,536
Pine Brook Capital Partners, L.P.(1)		14,423,204
Pinto America Growth Fund, L.P.(1)		2,130,248
Private Equity Investment Fund IV, L.P.(1)(2)		4,537,416
Private Equity Investment Fund V. L.P.(1)(2)		38,234,588
Saints Capital VI, L.P.(2)		6,678,948
Sanderling Venture Partners VI Co-Investment Fund, L.P.		952,234
Sanderling Venture Partners VI, L.P.		1,002,082
Sterling Capital Partners II, L.P.(1)		608,138
Sterling Group Partners II, L.P.		82,806
Sterling Group Partners III, L.P.		14,278,646
Strategic Value Global Opportunities Fund I-A, L.P.		673,055
TAEF Fund, LLC		1,743,896
Tenaya Capital V, LP		3,837,000
Tenaya Capital VI, LP		6,920,000
The Column Group, L.P.		14,715,900
The Raptor Private Holdings L.P.	1,209	619,076

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

December 31, 2015

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (32.51% of Partners’ Capital) (continued)
Trivest Fund IV, L.P.(1)(2)		$11,968,255
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		3,488,413
Valiant Capital Partners LP		3,573,808
VCFA Private Equity Partners IV, L.P.(1)		588,073
VCFA Venture Partners V, L.P.(1)		1,960,330
Voyager Capital Fund III, L.P.		2,862,937
WestView Capital Partners II, L.P.(1)(2)		12,678,050
Real Estate (8.07% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.(1)		111,370
Cypress Realty VI Limited Partnership		4,187,820
Florida Real Estate Value Fund, L.P.(1)(2)		4,821,321
GTIS Brazil Real Estate Fund (Brazilian Real) LP(1)(2)		11,028,692
Lone Star Real Estate Fund II (U.S.), L.P.		1,626,822
Monsoon Infrastructure & Realty Co-Invest, L.P.(1)(2)		14,949,328
Northwood Real Estate Co-Investors LP(1)		4,667,305
Northwood Real Estate Partners LP(1)		9,569,048
Parmenter Realty Fund III, L.P.(1)		928,280
Parmenter Realty Fund IV, L.P.(1)		6,519,562
Pearlmark Mezzanine Realty Partners III, L.L.C.(1)		4,562,800
Pennybacker II, LP(1)(2)		3,473,638
SBC Latin America Housing US Fund, LP(2)		9,093,736
Square Mile Partners III LP(1)		4,751,031
Relative Value (2.69% of Partners’ Capital)
Eton Park Fund, L.P.		1,825,625
King Street Capital, L.P.		863,964
Magnetar Capital Fund LP(2)		2,450,904
Magnetar SPV LLC(2)		289,771
OZ Asia Domestic Partners, LP(1)		1,502,558
PIPE Equity Partners LLC(3)		4,474,749
PIPE Select Fund LLC(3)		14,306,501
Stark Investments Ltd Partnership(1)		42,740
Stark Select Asset Fund, LLC		951,245

Total United States		641,138,515

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		941,300,499	94.64%

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

December 31, 2015

	Shares	Fair Value	% of Partners’ Capital

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.11% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		$1,135,214
Private Equity (0.04% of Partners’ Capital)
Quorum Fund Ltd	8,762	375,589
Relative Value (0.44% of Partners’ Capital)
CRC Credit Fund Ltd.	47,458	4,375,664

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		5,886,467

Total Passive Foreign Investment Companies		5,886,467	0.59%

Private Corporations
United States
Real Estate (0.68% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		1,014,661
Legacy Partners Realty Fund III, Inc.		4,940,441
Net Lease Private REIT VI, Inc.		189,365
Net Lease Private REIT VII, Inc.		303,549
Net Lease Private REIT VII-A, Inc.		303,546

Total Private Corporations		6,751,562	0.68%

Total Investments in Investment Funds (Cost $887,779,266)		953,938,528	95.91%

Total Investments (Cost $887,779,266)		$953,938,528	95.91%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2015 were $111,715,376. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All	Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 5b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 5b)

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

Year Ended December 31, 2015

Investment income:
Dividend income (net of foreign tax withholding of $1,651)	$6,880,162
Interest income	453,045
Dividend income from affiliated investments	8,769,954

Total investment income	16,103,161

Expenses:
Investment Management Fees	6,996,684
Administration fees	663,572
Professional fees	369,002
Commitment fees	252,360
Custodian fees	123,034
Directors fees	98,502
Offshore withholding tax expense	1,031,749
Other expenses	307,513

Total expenses	9,842,416

Net investment income	6,260,745

Net realized and unrealized gain (loss):
Net realized gain from investments and foreign currency translations	71,247,384
Net realized gain from redemptions in-kind	900,731
Net realized gain from affiliated investments	29,208,025
Change in unrealized appreciation/depreciation	(69,563,575)

Net realized and unrealized gain	31,792,565

Net increase in partners’ capital resulting from operations	$38,053,310

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

For the Period March 31, 2014 through December 31, 20141

and Year Ended December 31, 2015

Partners’ capital at March 31, 2014	$—
Contributions	539,387,194
Transfer of Interests from The Endowment Master Fund, L.P. (Note 1)	1,723,272,229
Withdrawals	(1,150,900,544)
Net increase in partners’ capital resulting from operations:
Net investment loss	(11,275,595)
Net realized gain from investments and foreign currency translations	120,508,262
Net realized gain from redemptions in-kind	1,544,898
Net realized gain from affiliated investments	24,127,574
Change in unrealized appreciation/depreciation	(37,736,366)

Net increase in partners’ capital resulting from operations	97,168,773

Partners’ capital at December 31, 2014	$1,208,927,652
Contributions	65,889
Withdrawals	(252,368,021)
Net increase in partners’ capital resulting from operations:
Net investment income	6,260,745
Net realized gain from investments and foreign currency translations	71,247,384
Net realized gain from redemptions in-kind	900,731
Net realized gain from affiliated investments	29,208,025
Change in unrealized appreciation/depreciation	(69,563,575)

Net increase in partners’ capital resulting from operations	38,053,310

Partners’ capital at December 31, 2015	$994,678,830

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

For the year ended December 31, 2015

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$38,053,310
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(87,444,569)
Proceeds from disposition of investments	278,439,822
Net realized gain from investments and foreign currency translations	(71,247,384)
Net realized gain from redemptions in-kind	(900,731)
Net realized gain from affiliated investments	(29,208,025)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	69,563,575
Change in operating assets and liabilities:
Foreign currency, at value	3,449,077
Receivable from affiliate	325,258
Receivable from investments sold	35,140,948
Receivable from affiliated investments sold	36,602
Prepaids and other assets	35,958
Investment Management Fees payable	(1,198,007)
Offshore withholding tax payable	(334,300)
Administration fees payable	141,480
Payable to Adviser	(11,570)
Accounts payable and accrued expenses	(534,134)

Net cash provided by operating activities	234,307,310

Cash flows from financing activities:
Contributions	65,889
Withdrawals	(277,532,809)

Net cash used in financing activities	(277,466,920)

Effect of exchange rate changes in cash	(633,667)

Net change in cash and cash equivalents	(43,159,610)
Cash and cash equivalents at beginning of year	112,149,537

Cash and cash equivalents at end of year	$68,356,260

Supplemental schedule of cash activity:
Cash paid for interest	252,360
Supplemental schedule of non-cash activity:
Redemptions in-kind (cost $42,498,518)	43,399,249

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

December 31, 2015

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from The Endowment Master Fund, L.P. (the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with a total fair value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/ depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of December 31, 2015.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

(f) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of December 31, 2015, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i) INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the tax years ended December 31, 2014 and December 31, 2015, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the year ended December 31, 2015, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j) USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2—investments with other significant observable inputs

•	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. The Master Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. The retroactive application of ASU 2015-07 results in the exclusion of any Investment Funds valued using NAV as practical expedient from the investment roll forward included in the December 31, 2014 audited financial statements. As a result of adopting ASU 2015-07, Investment Funds with a fair value of $953,938,528 are excluded from the fair value hierarchy as of December 31, 2015. As of December 31, 2015, the Fund does not hold any investments that have to be included in the Level 3 fair value hierarchy.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of December 31, 2015, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$164,727	$26,159	up to 15 years	N/A	N/A	0-15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	62,136	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes Commodity Trading Advisers.	11,520	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	579,143	62,335	up to 10 years	N/A	N/A	0-10 years

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	105,329	23,221	up to 10 years	N/A	N/A	0-10 years
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	31,084	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$953,939	$111,715

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of December 31, 2015 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 2.0% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/ allocations of up to 20% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

During the year ended December 31, 2015, certain investments were received through a transfer-in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind and related cost were as follows:

Investments Redeemed	Fair Value	Cost	Realized Gain (Loss) on Transfers In- Kind	Unrealized Gain (Loss) on Transfers In- Kind	Investments Received
Tiger Global Private Investment Partners V, L.P.	$43,399,249	$42,498,518	$900,731	$—	JD.com, Inc.

	$43,399,249	$42,498,518	$900,731	$—

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $87,444,569 and $175,990,958, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of December 31, 2015, was $887,779,266, resulting in accumulated net unrealized appreciation of $66,159,262 consisting of $252,181,143 in gross unrealized appreciation and $186,021,881 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At December 31, 2015, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the year ended December 31, 2015) is shown below:

Investment Funds	Shares 12/31/2014	Shares 12/31/2015	Beginning Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 12/31/2015	Interest/ Dividend Income
BDCM Partners I, L.P.			$22,100,410	$—			$(2,882,686)	$19,217,724	$497,302
Blueshift Energy Fund, LP			31,172,637	—	(11,735,506)	5,705	(7,958,478)	11,484,358	961
CCM Small Cap Value Qualified Fund, L.P.			1,597,648	—	(1,123,651)	—	(142,690)	331,307	—
Credit Distressed Blue Line Fund, L.P			8,864,067	—	—	—	2,914,646	11,778,713	—
CX Partners Fund Ltd			21,562,954	4,910,565	(3,324,780)	(43,683)	6,525,134	29,630,190	220,341
Dace Ventures I, L.P.			1,191,236	27,658	—	104,883	(220,964)	1,102,813	—
EnCap Energy Infrastructure TE Feeder, L.P.			3,765,890	326,630	(104,327)	1,204,505	(2,628,649)	2,564,049	45,072
Florida Real Estate Value Fund, L.P.			8,047,739	—	(3,882,631)	506,047	150,166	4,821,321	821,499
Fortelus Special Situations Fund LP			2,954,885	—	(1,150,843)	—	1,237,805	3,041,847	—
Garrison Opportunity Fund LLC			12,618,494	538,159	(1,894,334)	1,492,378	(3,434,460)	9,320,237	—

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

Investment Funds	Shares 12/31/2014	Shares 12/31/2015	Beginning Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 12/31/2015	Interest/ Dividend Income
GTIS Brazil Real Estate Fund (Brazilian Real) LP			$16,718,472	$—	$(34,234)	$—	$(5,655,546)	$11,028,692	$—
Harbinger Capital Partners Fund I, L.P.			14,495,648	—	—	—	8,094,954	22,590,602	—
HealthCor Partners Fund, L.P.			8,050,383	126,564	(51,740)	—	(325,112)	7,800,095	—
Hillcrest Fund, L.P.			10,268,306	148,173	(803,852)	790,142	(2,938,498)	7,464,271	—
LC Fund IV, L.P.			19,930,273	307,951	(97,694)	171,624	1,973,505	22,285,659	404,784
Magnetar Capital Fund LP			3,094,731	—	(891,173)	—	247,346	2,450,904	—
Magnetar SPV LLC			1,447,232	—	(1,151,987)	—	(5,474)	289,771	—
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	675,206	—	—	—	(313,437)	361,769	—
Midstream & Resources Follow-On Fund, L.P.			31,689,803	148,336	(248,439)	209,680	(13,126,747)	18,672,633	1,693,304
Monsoon Infrastructure & Realty Co-Invest, L.P.			14,464,134	—	(1,035,107)	—	1,520,301	14,949,328	—
Passport Global Strategies III Ltd.	1,896	629	188,708	—	(93,462)	—	(59,774)	35,472	—
Pennybacker II, LP			5,150,000	149,581	(2,222,717)	1,520,589	(1,123,815)	3,473,638	108,659
PIPE Equity Partners, LLC			7,272,700	—	(1,512,976)	(725,664)	(559,311)	4,474,749	—
PIPE Select Fund LLC			16,968,173	—	(1,661,951)	(140,111)	(859,610)	14,306,501	—
Private Equity Investment Fund IV, L.P.			5,309,069	465,327	(1,119,302)	256,825	(374,503)	4,537,416	—
Private Equity Investment Fund V, L.P.**			41,200,445	1,694,086	(1,104,598)	1,293,584	(4,848,929)	38,234,588	111,055
Quantum Parallel Partners V, L.P.			35,665,667	5,101,551	(1,436,883)	—	(4,032,323)	35,298,012	—
Saints Capital VI, L.P.			10,811,345	—	(1,564,499)	2,561,526	(5,129,424)	6,678,948	—
SBC Latin America Housing US Fund, LP			9,181,351	329,533	(670,048)	—	252,900	9,093,736	—
Tenaska Power Fund II-A, L.P.			8,319,874	208,251	(17,970)	—	693,612	9,203,767	—
Trivest Fund IV, L.P.			14,497,369	45,666	(4,364,426)	—	1,789,646	11,968,255	181,486
Trustbridge Partners III, L.P.			38,448,676	3,120,288	(721,472)	6,128,461	(10,932,518)	36,043,435	1,648,333
Tuckerbrook SB Global Distressed Fund I, L.P.			4,022,438	—	(633,715)	—	99,690	3,488,413	—
Westview Capital Partners II, L.P.			21,047,452	1,586,544	(10,290,123)	16,133,793	(15,799,616)	12,678,050	3,037,158

			$452,793,415	$19,234,863	$(54,944,440)	$31,470,284	$(57,852,859)	$390,701,263	$8,769,954

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off- balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The administration fees are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Master Fund. As of December 31, 2015, the Master Fund had $994,678,830 in partners’ capital. The total administration fees incurred for the year ended December 31, 2015, was $663,572.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the year ended December 31, 2015, $6,996,684 as incurred for Investment Management Fees.

(b) EXPENSE LIMITATION AGREEMENT

Through an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser contractually agreed to limit total annualized expenses of the Master Fund, for the period April 1, 2014 through January 31, 2016, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business.

Under the Expense Limitation Agreement, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense. Any such recoupment by the Adviser shall not cause the

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2015

Master Fund to exceed the annual expense limitation rate that was in effect at the time of such waiver or reimbursement. For the year ended December 31, 2015, no such expense waiver has been incurred by the Master Fund.

(9) CREDIT FACILITY

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on July 17, 2014. The terms of the Credit Agreement provide a $50,000,000 credit facility. Borrowings under the Credit Agreement are secured by the Master Fund’s investments. The Credit Agreement provides for a commitment fee of 0.50% per annum plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus a spread of 2.5% per annum during the commitment period and 3.00% per annum during the wind down period as defined in the Credit Agreement. There were no borrowings during the year ended December 31, 2015. The Credit Agreement expires on July 18, 2016.

(10) FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2015	For the Period March 31, 2014 Through December 31, 2014[1]
Net investment income (loss) to average partners’ capital[2]	0.58%	(1.04)%
Expenses to average partners’ capital[2,3]	0.90%	2.11%
Portfolio Turnover[4]	8.38%	5.28%
Internal rate of return since inception[5]	5.05%	8.89%
Total return[4,6]	3.40%	6.17%
Partners’ capital, end of period (000’s)	$994,679	$1,208,928

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

3

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

4	Not annualized for periods less than twelve months.
5

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of December 31, 2015 (the residual value).

6	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period.

(11) SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2015.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

December 31, 2015

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $12,500 paid quarterly, an annual Board meeting fee of $4,500, a fee of $1,000 for each informal Board meeting, a fee of $500 for each telephonic Board meeting, annual fees of $625, $625 and $833 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $3,000, $4,000 and $3,000 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the Lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, his full name, address and age, the position held with the Fund, the length of time served in that position, his principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer (unless otherwise noted) is c/o The Endowment PMF Fund, 4265 San Felipe, Suite 800, Houston, Texas 77027.

Interested Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Blaisdell[1] Year of birth: 1960	Director, Principal Executive Officer (Since 2004)	Managing Director of Salient, since 2002.	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative Strategies Funds (investment companies) (two funds) since 2010; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jeffrey R. Keay[1] Year of birth: 1974 Address: c/o HarbourVest Partners, LLC One Financial Center, 44th Floor Boston, MA 0211	Director, (Since 2014)	Managing Director, HarbourVest Partners, LLC (private equity).	The Endowment PMF Master Fund (1)	None
Jeffrey D. Young[1] Year of birth: 1967 Address: c/o Origami Capital Partners, LLC 191 North Wacker Drive Suite 2350 Chicago, IL 60606	Director, (Since 2014)	Partner, Origami Capital Partners, LLC (investment adviser).	The Endowment PMF Master Fund (1)	None

1

This person’s status as an “interested” director arises from his affiliation with Salient Partners, L.P., which itself is an affiliate of the Master Fund, PMF Fund, L.P., PMF TEI Fund, L.P., and the Adviser.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan P. Carroll Year of birth: 1961	Director (Since 2004)	President, Lazarus Financial LLC (holding company) since 2006; President and CEO of Blue Dolphin Energy Company since 2012; private investor for the past five years.	The Endowment PMF Funds (3); The Endowment Funds (5)

Salient Alternative Strategies Funds (investment companies) (two funds) since 2010; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; LRR Energy, L.P. (energy company) since 2014; Blue Dolphin Energy

Company (BDCO)

(energy company), since 2014.

Richard C. Johnson Year of birth: 1937	Director (Since 2004)	Senior Counsel (retired) for Baker Botts LLP (law firm) since 2002; Managing Partner, Baker Botts, 1998 to 2002; practiced law at Baker Botts, 1966 to 2002 (1972 to 2002 as a partner).	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative Strategies Funds (investment companies) (two funds) since 2010; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
G. Edward Powell Year of birth: 1936	Director (Since 2004)	Principal of Mills & Stowell (private equity) since 2002. Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982 to 1994).	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative Strategies Funds (investment companies) (two funds) since 2010; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; Energy Services International, Inc., since 2004; Therapy Track, LLC, since 2009; Global Water Technologies, Inc.; Datavox Holdings, Inc.; Energy Services International, Inc., 2004 to 2013.
Scott E. Schwinger Year of birth: 1965	Director (Since 2004)	President, The McNair Group (management), since 2006; Senior Vice President and Chief Financial Officer, the Houston Texans (professional football team) (1999).	The Endowment PMF Funds (3); The Endowment Funds (5)	Salient Alternative Strategies Funds (investment companies) (two funds) since 2010; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; The Make-A-Wish Foundation, since 2008.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Officers of the Fund Who Are Not Directors

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Paul Bachtold Year of birth: 1973	Chief Compliance Officer (“CCO”) (Since 2010).	CCO, Salient (since 2010); Consultant, Chicago Investment Group (compliance consulting), 2009-2010; US Compliance Manager, Barclays Global Investors, 2005-2008.
Christopher R. Arnold Year of birth: 1977	Treasurer; Principal Financial Officer (Since 2015).	Director of Fund Accounting, Salient (since 2010); Audit Manager, PricewaterhouseCoopers, LLP 2002-2009.
Jeremy Radcliffe Year of birth: 1974	Secretary (Since 2013).	Managing Director of Salient, since 2002.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2015.

Asset Class[1]	Fair Value	%
Energy	$164,727,059	17.3
Event-Driven	62,136,190	6.5
Global Macro and Trading	11,519,830	1.2
Private Equity	579,143,076	60.7
Real Estate	105,328,652	11.0
Relative Value	31,083,721	3.3

Total Investments	$953,938,528	100.0

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

December 31, 2015

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the year ended June 30, 2015 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Privacy Policy

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Independent Directors

Jonathan P. Carroll

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Interested Directors and Officers

John A. Blaisdell, Director and Principal Executive Officer

Christopher R. Arnold, Treasurer and Principal Financial Officer

Jeremy Radcliffe, Secretary

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Fund Administrator and Transfer Agent

UMB Fund Services, Inc.

Milwaukee, WI

Custodian

Citibank, N.A.

New York, NY

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

4265 San Felipe
8th Floor
Houston, Texas 77027
Tel 800-725-9456
Fax 713-993-4698

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is G. Edward Powell, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$13,250	$12,500
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	$0	$0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissible non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included as Exhibit 12(a)(4).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The Adviser’s Investment Committee Members

As of the date of the filing, the Investment Committee is responsible for the day-to-day management of the Fund’s portfolio. The Endowment PMF Master Fund, L.P. (the “Master Fund”), PMF Fund, L.P. (the “PMF Fund”), and PMF TEI Fund, L.P. (the “TEI Fund”) are registered investment companies (collectively, the “Fund Complex” and each individually the “Fund”). The members of the Investment Committee (each an “Investment Committee Member”) are: Messrs. Lee G. Partridge, William B. Hunt and William R. Guinn.

Mr. Partridge has served as an Investment Committee Member since January 15, 2013, and has served as Chief Investment Officer of Salient Partners, L.P. (“Salient”), which owns Salient Trust Co., LTA, a trust company chartered under the laws of the State of Texas, since January 15, 2013. Mr. Hunt has served as an Investment Committee Member since 2014 and as Chief Risk Officer of Salient since 2014. He previously held positions as a Senior Analyst and Portfolio Manager of Iridian Asset Management (from 1996-2011) and Professor at Southern Methodist University (from 1991-2000). Mr. Guinn has served as an Investment Committee Member since 2014 and Director of Salient since 2013. Previously, he held the position of Director of Strategic Partnerships and Opportunistic Investments at the Teacher Retirement System of Texas (2009-2013). Each member of the Investment Committee reviews asset allocation recommendations made by the Adviser’s representatives, manager due diligence and recommendations and, by a majority vote of the Investment Committee, determines asset allocation and manager selection.

The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

Other Accounts Managed by the Investment Adviser

Certain Investment Committee Members, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2015: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by the Investment Committee Member and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts Subject to a Performance Fee	Total Assets of Other Accounts Subject to a Performance Fee
Lee Partridge
Registered investment companies (1)	12	$1.60 billion	0	$—
Other pooled investment companies (1)	17	$1.07 billion	3	$287.52 million
Other accounts	371	$53.75 million	3	$53.75 million
William B. Hunt
Registered investment companies (1)	12	$1.60 billion	0	$—
Other pooled investment companies (1)	17	$1.07 billion	3	$287.52 million
Other accounts	371	$53.75 million	3	$53.75 million
William R. Guinn
Registered investment companies (1)	12	$1.60 billion	0	$—
Other pooled investment companies (1)	17	$1.07 billion	3	$287.52 million
Other accounts	371	$53.75 million	3	$53.75 million

(1)	For registered investment companies and pooled investment vehicles managed, the number of vehicles reported for master feeder structures includes both the master fund and feeder funds while the corresponding total assets reported reflect the assets of the master fund only.

Conflicts of Interest of the Adviser

From time to time, potential conflicts of interest may arise between an Investment Committee Member’s management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Investment Committee Member’s day-to-day management of a Fund. Because of their positions with the Fund, the Investment Committee Members know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the Investment Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the Investment Committee Member’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Investment Committee Member, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Performance Fees. An Investment Committee Member may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the Investment Committee Member in that the Member may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Investment Committee Members

Messrs. Partridge, Hunt and Guinn, as partners of Salient, indirectly own equity interests in the Adviser as well as in the general partner of another fund who is compensated directly on performance (based on an incentive allocation) and the size of the fund’s asset base. In addition, Messrs. Hunt and Guinn receive compensation based on objective and subjective performance assessments of their work, which may take into account the size of the Master Fund and the other funds within the Fund Complex and the management and servicing fees charged thereon, as well as other funds managed by Salient affiliates for which they have significant involvement. Mr. Partridge is the Chief Investment Officer of Salient and related affiliates and subsidiaries (collectively, the “Salient Group”), which pays him a base salary and bonus based on the performance of the Salient Group. These individuals are responsible for the investment processes and management of the Salient Group. Mr. Partridge believes that to the extent that they are successful in their investment endeavors, the greater the number of assets over time and the more significant their compensation and equity value will be from the Salient Group.

Securities Ownership of Investment Committee Members

The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2015 by each Investment Committee Member.

Investment Committee Member	Master Fund	PMF Fund	TEI Fund
Lee G. Partridge	None	None	None
William B. Hunt	None	None	None
William R. Guinn	None	None	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics that is subject to Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PMF TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date: February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date: February 25, 2016

By (Signature and Title)	/s/ Christopher R. Arnold
Christopher R. Arnold
Principal Financial Officer
Date: February 25, 2016